Commitments - Company's Commitments (Detail) $ in Millions	Dec. 31, 2017 USD ($)
Recorded Unconditional Purchase Obligation [Line Items]
Operating leases, Total	$ 227
Operating leases, 2018	55
Operating leases, 2019	40
Operating leases, 2020	32
Operating leases, 2021	21
Operating leases, 2022	13
Operating leases, Thereafter	66
Purchase obligations, Total	1,423
Purchase obligations, 2018	946
Purchase obligations, 2019	232
Purchase obligations, 2020	129
Purchase obligations, 2021	116
Purchase obligations, 2022	0
Purchase obligations, Thereafter	0
Other obligations, Total	324
Other obligations, 2018	161
Other obligations, 2019	98
Other obligations, 2020	41
Other obligations, 2021	15
Other obligations, 2022	6
Other obligations, Thereafter	3
Company's commitments, Total	1,974
Company's commitments, 2018	1,162
Company's commitments, 2019	370
Company's commitments, 2020	202
Company's commitments, 2021	152
Company's commitments, 2022	19
Company's commitments, Thereafter	69
Equipment Purchase [Member]
Recorded Unconditional Purchase Obligation [Line Items]
Purchase obligations, Total	774
Purchase obligations, 2018	684
Purchase obligations, 2019	90
Purchase obligations, 2022	0
Purchase obligations, Thereafter	0
Foundry Purchase [Member]
Recorded Unconditional Purchase Obligation [Line Items]
Purchase obligations, Total	557
Purchase obligations, 2018	198
Purchase obligations, 2019	123
Purchase obligations, 2020	120
Purchase obligations, 2021	116
Purchase obligations, 2022	0
Purchase obligations, Thereafter	0
Software, Design, Technologies and Licenses [Member]
Recorded Unconditional Purchase Obligation [Line Items]
Purchase obligations, Total	92
Purchase obligations, 2018	64
Purchase obligations, 2019	19
Purchase obligations, 2020	9
Purchase obligations, 2022	0
Purchase obligations, Thereafter	$ 0